Segment reporting (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment reporting (Details) [Line Items]
Corporation’s revenue	70.00%
Chile and Colombia [Member]
Segment reporting (Details) [Line Items]
Income derived	17.50%
Chile, Colombia and Mexico [Member]
Segment reporting (Details) [Line Items]
Income derived		21.20%
No external customer [Member]
Segment reporting (Details) [Line Items]
Corporation’s revenue	10.00%